Financial Risk (Details 20) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Balance with Central Banks	$ 688,612	$ 1,129,016
Cash and balances with other banks	157,396	30,702
Total Liquidity reserves	846,008	1,159,718
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Balance with Central Banks	688,612	1,129,016
Cash and balances with other banks	157,396	30,702
Total Liquidity reserves	$ 846,008	$ 1,159,718